UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21318

Name of Fund: BlackRock Corporate High Yield Fund VI, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Corporate High Yield Fund VI, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 09/01/06 - 11/30/06

Item 1 - Schedule of Investments

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

                                          Face
                                        Amount  Corporate Bonds                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.8%        $  3,089,000  Alliant Techsystems, Inc., 2.75% due 9/15/2011 (a)(h)                $    3,127,613
                                       950,000  Alliant Techsystems, Inc., 6.75% due 4/01/2016                              940,500
                                     1,000,000  Argo-Tech Corp., 9.25% due 6/01/2011                                      1,037,500
                                       900,000  Bombardier, Inc., 8% due 11/15/2014 (a)                                     904,500
                                     2,325,000  DRS Technologies, Inc., 6.875% due 11/01/2013                             2,342,437
                                     1,600,000  Esterline Technologies Corp., 7.75% due 6/15/2013                         1,640,000
                                     2,200,000  L-3 Communications Corp., 7.625% due 6/15/2012                            2,279,750
                                     2,550,000  L-3 Communications Corp., 5.875% due 1/15/2015                            2,473,500
                                     2,200,000  L-3 Communications Corp., 6.375% due 10/15/2015                           2,183,500
                                     2,220,000  L-3 Communications Corp., 3% due 8/01/2035 (a)(h)                         2,306,025
                                     2,195,000  Standard Aero Holdings, Inc., 8.25% due 9/01/2014                         2,195,000
                                     3,200,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011                        3,072,000
                                                                                                                     --------------
                                                                                                                         24,502,325
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.8%                      3,286,269  Continental Airlines, Inc Series 1997-4-B, 6.90% due 7/02/2018            3,277,109
                                        39,269  Continental Airlines, Inc Series 1998-1-C, 6.541% due 9/15/2009              39,318
                                       901,266  Continental Airlines, Inc Series 2001-1-C, 7.033% due 12/15/2012            897,886
                                                                                                                     --------------
                                                                                                                          4,214,313
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 2.6%                    4,575,000  Autonation, Inc., 7.374% due 4/15/2013 (c)                                4,575,000
                                     2,400,000  Autonation, Inc., 7% due 4/15/2014                                        2,400,000
                                       950,000  General Motors Acceptance Corp., 7.25% due 3/02/2011                        989,074
                                       110,000  The Goodyear Tire & Rubber Co., 7.857% due 8/15/2011                        108,075
                                     1,050,000  The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011 (a)                 1,065,750
                                     2,540,000  Lear Corp., 8.75% due 12/01/2016 (a)                                      2,501,900
                                     1,450,000  United Auto Group, Inc., 7.75% due 12/15/2016 (a)                         1,450,000
                                                                                                                     --------------
                                                                                                                         13,089,799
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 4.7%                  2,800,000  Allbritton Communications Co., 7.75% due 12/15/2012                       2,835,000
                                     1,850,000  Barrington Broadcasting Group LLC, 10.50% due 8/15/2014 (a)               1,840,750
                                     3,175,000  CMP Susquehanna Corp., 9.875% due 5/15/2014 (a)                           3,119,437
                                       630,000  Nexstar Finance, Inc., 7% due 1/15/2014                                     585,900
                                     4,750,000  Paxson Communications Corp., 8.624% due 1/15/2012 (a)(c)                  4,797,500
                                     4,075,000  Salem Communications Corp., 7.75% due 12/15/2010                          4,110,656
                                     2,550,000  Sinclair Broadcast Group, Inc., 8% due 3/15/2012                          2,626,500
                                     1,975,000  Sirius Satellite Radio, Inc., 9.625% due 8/01/2013                        1,950,313
                                     1,915,000  Young Broadcasting, Inc., 10% due 3/01/2011                               1,809,675
                                                                                                                     --------------
                                                                                                                         23,675,731
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 7.4%                  1,300,000  Adelphia Communications Corp., 6% due 2/15/2006 (b)(h)(j)                     8,060
                                     3,075,000  CCH I LLC, 11% due 10/01/2015                                             3,013,500
                                     3,750,000  CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                         3,820,312
                                       775,000  Cablevision Systems Corp. Series B, 8% due 4/15/2012                        761,437
                                     3,500,000  Charter Communications Holdings II LLC, 10.25% due 9/15/2010              3,657,500
                                     3,090,000  Echostar DBS Corp., 7.125% due 2/01/2016                                  3,066,825
                                     2,430,000  Intelsat Subsidiary Holding Co. Ltd., 10.484% due 1/15/2012 (c)           2,460,375
                                     3,475,000  Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015                3,609,656
                                     1,019,000  Loral Spacecom Corp., 14% due 11/15/2015 (f)                              1,187,135
                                     3,900,000  Mediacom LLC, 9.50% due 1/15/2013                                         4,007,250
                                     3,459,000  PanAmSat Corp., 9% due 8/15/2014                                          3,631,950
                                     1,770,000  PanAmSat Corp., 9% due 6/15/2016 (a)                                      1,860,713
                                     3,150,000  Quebecor Media, Inc., 7.75% due 3/15/2016                                 3,189,375
                                     3,100,000  Rainbow National Services LLC, 10.375% due 9/01/2014 (a)                  3,441,000
                                                                                                                     --------------
                                                                                                                         37,715,088
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 6.0%                     2,459,000  BCP Crystal Holdings Corp., 9.625% due 6/15/2014                          2,698,753
                                     1,475,000  Innophos, Inc., 8.875% due 8/15/2014                                      1,478,687
                                     1,260,000  Lyondell Chemical Co., 8.25% due 9/15/2016                                1,310,400

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

                                          Face
                                        Amount  Corporate Bonds                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                  $  6,865,000  Millennium America, Inc., 9.25% due 6/15/2008                        $    7,105,275
                                     3,170,000  Momentive Performance Materials, Inc., 10.125% due 12/01/2014 (a)         3,189,813
                                     1,270,000  Momentive Performance Materials, Inc., 11.50% due 12/01/2016 (a)          1,254,125
                                       410,000  Mosaic Global Holdings, Inc., 7.625% due 12/01/2016 (a)                     419,225
                                     1,900,000  Nalco Co., 7.75% due 11/15/2011                                           1,938,000
                                     1,900,000  Nalco Co., 8.875% due 11/15/2013                                          2,009,250
                                     1,168,000  Nalco Finance Holdings, Inc., 9.291% due 2/01/2014 (l)                      922,720
                                     3,610,000  Nova Chemicals Corp., 8.502% due 11/15/2013 (c)                           3,619,025
                                     3,750,000  Omnova Solutions, Inc., 11.25% due 6/01/2010                              4,012,500
                                       465,000  Reichhold Industries, Inc., 9% due 8/15/2014 (a)                            455,700
                                                                                                                     --------------
                                                                                                                         30,413,473
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.9%           2,125,000  Sealy Mattress Co., 8.25% due 6/15/2014                                   2,207,344
                                     2,200,000  Simmons Bedding Co., 7.875% due 1/15/2014                                 2,189,000
                                                                                                                     --------------
                                                                                                                          4,396,344
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 6.3%       5,400,000  American Greetings Corp., 7.375% due 6/01/2016                            5,521,500
                                     3,825,000  Chattem, Inc., 7% due 3/01/2014                                           3,729,375
                                     4,825,000  Church & Dwight Co., Inc., 6% due 12/15/2012                              4,656,125
                                       740,000  DI Finance Series B, 9.50% due 2/15/2013                                    777,000
                                     5,725,000  Hines Nurseries, Inc., 10.25% due 10/01/2011                              4,608,625
                                     2,525,000  Levi Strauss & Co., 10.258% due 4/01/2012 (c)                             2,600,750
                                     3,200,000  Levi Strauss & Co., 8.875% due 4/01/2016                                  3,308,000
                                     3,150,000  Quiksilver, Inc., 6.875% due 4/15/2015                                    3,075,188
                                     3,475,000  Samsonite Corp., 8.875% due 6/01/2011                                     3,779,063
                                                                                                                     --------------
                                                                                                                         32,055,626
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 8.7%             1,689,000  Affinion Group, Inc., 11.50% due 10/15/2015                               1,781,895
                                     1,575,000  American Media Operations, Inc. Series B, 10.25% due 5/01/2009            1,531,687
                                       540,000  CBD Media Holdings LLC, 9.25% due 7/15/2012                                 548,100
                                     4,125,000  CBD Media, Inc., 8.625% due 6/01/2011                                     4,186,875
                                     2,525,000  Cadmus Communications Corp., 8.375% due 6/15/2014                         2,461,875
                                     2,256,000  Dex Media West LLC, 9.875% due 8/15/2013                                  2,459,040
                                     2,681,958  Houghton Mifflin Co., 12.127% due 5/15/2011 (a)(c)                        2,715,482
                                     3,190,000  Idearc, Inc., 8% due 11/15/2016 (a)                                       3,241,837
                                     3,173,000  Liberty Media Corp., 0.75% due 3/30/2023 (h)                              3,767,938
                                       440,000  Network Communications, Inc., 10.75% due 12/01/2013                         444,950
                                     4,775,000  Nielsen Finance LLC, 10% due 8/01/2014 (a)                                5,049,563
                                     4,335,000  Primedia, Inc., 8% due 5/15/2013                                          4,053,225
                                     5,050,000  Quebecor World Capital Corp., 8.75% due 3/15/2016 (a)                     4,898,500
                                     2,275,000  RH Donnelley Corp. Series A-2, 6.875% due 1/15/2013                       2,178,313
                                     2,040,000  RH Donnelley Corp. Series A-3, 8.875% due 1/15/2016                       2,142,000
                                     2,850,000  Universal City Florida Holding Co. I, 10.121% due 5/01/2010 (c)           2,928,375
                                                                                                                     --------------
                                                                                                                         44,389,655
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &                 800,000  Berry Petroleum Co., 8.25% due 11/01/2016                                   800,000
Production - 4.2%                    2,500,000  Chaparral Energy, Inc., 8.50% due 12/01/2015                              2,500,000
                                     4,750,000  Compton Petroleum Finance Corp., 7.625% due 12/01/2013                    4,512,500
                                     3,150,000  Encore Acquisition Co., 6.25% due 4/15/2014                               2,945,250
                                     4,450,000  Exco Resources, Inc., 7.25% due 1/15/2011                                 4,405,500
                                     2,560,000  Pogo Producing Co., 7.875% due 5/01/2013 (a)                              2,624,000
                                     1,690,000  Sabine Pass LNG LP, 7.50% due 11/30/2016 (a)                              1,692,113
                                     1,680,000  Stone Energy Corp., 8.124% due 7/15/2010 (a)(c)                           1,667,400
                                                                                                                     --------------
                                                                                                                         21,146,763
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 2.1%                1,750,000  Copano Energy LLC, 8.125% due 3/01/2016                                   1,802,500
                                     1,490,000  Ferrellgas Partners LP, 8.75% due 6/15/2012                               1,530,975
                                       425,000  MarkWest Energy Partners LP, 8.50% due 7/15/2016 (a)                        429,250
                                     3,200,000  Ocean RIG ASA, 9.37% due 4/04/2011                                        3,184,000

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

                                          Face
                                        Amount  Corporate Bonds                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                  $  3,930,000  SemGroup LP, 8.75% due 11/15/2015 (a)                                $    3,969,300
                                                                                                                     --------------
                                                                                                                         10,916,025
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.5%                       595,000  NCO Group, Inc., 10.244% due 11/15/2013 (a)(c)                              589,050
                                     1,600,000  Saxon Capital, Inc., 12% due 5/01/2014 (a)                                2,189,022
                                                                                                                     --------------
                                                                                                                          2,778,072
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 4.1%                1,300,000  AmeriQual Group LLC, 9.50% due 4/01/2012 (a)                              1,352,000
                                     3,800,000  Constellation Brands Inc., 8.125% due 1/15/2012                           3,961,500
                                     1,950,000  Constellation Brands Inc., 7.25% due 9/01/2016                            1,996,312
                                     4,800,000  Cott Beverages USA, Inc., 8% due 12/15/2011                               4,896,000
                                     4,791,000  Del Monte Corp., 8.625% due 12/15/2012                                    5,054,505
                                     3,150,000  National Beef Packing Co. LLC, 10.50% due 8/01/2011                       3,291,750
                                       560,000  Swift & Co., 12.50% due 1/01/2010                                           574,000
                                                                                                                     --------------
                                                                                                                         21,126,067
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 8.8%                        5,175,000  Boyd Gaming Corp., 8.75% due 4/15/2012                                    5,420,812
                                     2,200,000  Caesars Entertainment, Inc., 7.875% due 3/15/2010                         2,260,500
                                       155,000  Caesars Entertainment, Inc., 8.125% due 5/15/2011                           160,231
                                     1,675,000  Galaxy Entertainment Finance Co. Ltd., 10.42% due 12/15/2010 (a)(c)       1,792,250
                                       875,000  Galaxy Entertainment Finance Co. Ltd., 9.875% due 12/15/2012 (a)            934,062
                                       950,000  Greektown Holdings,10.75% due 12/01/2013 (a)                                995,125
                                     2,775,000  Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010              2,955,375
                                     1,875,000  Isle of Capri Casinos, Inc., 9% due 3/15/2012                             1,961,719
                                       625,000  Isle of Capri Casinos, Inc., 7% due 3/01/2014                               611,719
                                     1,895,000  Little Traverse Bay Bands of Odawa Indians, 10.25% due 2/15/2014
                                                 (a)                                                                      1,904,475
                                     2,575,000  MGM Mirage, 9.75% due 6/01/2007                                           2,620,062
                                       625,000  MGM Mirage, 6.75% due 4/01/2013                                             615,625
                                     1,575,000  Mirage Resorts, Inc., 6.75% due 2/01/2008                                 1,586,813
                                     3,150,000  Penn National Gaming, Inc., 6.875% due 12/01/2011                         3,213,000
                                     3,950,000  Poster Financial Group, Inc., 8.75% due 12/01/2011                        4,108,000
                                     1,800,000  Resorts International Hotel and Casino, Inc., 11.50% due 3/15/2009        1,836,000
                                     1,575,000  San Pasqual Casino, 8% due 9/15/2013 (a)                                  1,614,375
                                     1,900,000  Station Casinos, Inc., 6.50% due 2/01/2014                                1,778,875
                                     2,575,000  Station Casinos, Inc., 7.75% due 8/15/2016                                2,649,031
                                     2,225,000  Station Casinos, Inc., 6.625% due 3/15/2018                               2,024,750
                                       975,000  Turning Stone Resort Casino Enterprise, 9.125% due 9/15/2014 (a)            996,938
                                     2,825,000  Wynn Las Vegas LLC, 6.625% due 12/01/2014                                 2,782,625
                                                                                                                     --------------
                                                                                                                         44,822,362
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 8.4%                     300,000  Accellent, Inc., 10.50% due 12/01/2013                                      304,500
                                     1,800,000  Angiotech Pharmaceuticals, Inc., 9.103% due 12/01/2013 (a)                1,800,000
                                     1,925,000  Athena Neurosciences Finance LLC, 7.25% due 2/21/2008                     1,963,500
                                     3,175,000  Elan Finance Plc, 9.374% due 11/15/2011 (c)                               3,159,125
                                     4,750,000  HealthSouth Corp., 11.354% due 6/15/2014 (a)(c)                           4,975,625
                                     3,500,000  Mylan Laboratories, Inc., 5.75% due 8/15/2010                             3,469,375
                                     2,600,000  Mylan Laboratories, Inc., 6.375% due 8/15/2015                            2,561,000
                                     2,725,000  Omnicare, Inc., 6.75% due 12/15/2013                                      2,670,500
                                     2,225,000  Select Medical Corp., 7.625% due 2/01/2015                                1,857,875
                                     2,115,000  Tenet Healthcare Corp., 9.875% due 7/01/2014                              2,120,288
                                     1,310,000  Triad Hospitals, Inc., 7% due 5/15/2012                                   1,323,100
                                     4,775,000  U.S. Oncology, Inc., 9% due 8/15/2012                                     5,001,813
                                     1,575,000  VWR International, Inc., 8% due 4/15/2014                                 1,606,500
                                     3,175,000  Vanguard Health Holding Co. II, LLC, 9% due 10/01/2014                    3,175,000
                                     6,325,000  Ventas Realty, LP, 6.75% due 6/01/2010                                    6,483,125
                                                                                                                     --------------
                                                                                                                         42,471,326
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 5.0%                       2,350,000  Building Materials Corp. of America, 8% due 10/15/2007                    2,364,687

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

                                          Face
                                        Amount  Corporate Bonds                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                  $  8,850,000  Building Materials Corp. of America, 8% due 12/01/2008               $    8,783,625
                                     4,750,000  Forest City Enterprises, Inc., 7.625% due 6/01/2015                       4,845,000
                                     1,147,000  Goodman Global Holding Co., Inc., 8.329% due 6/15/2012 (c)                1,169,940
                                     2,225,000  Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                   2,147,125
                                       470,000  Nortek, Inc., 8.50% due 9/01/2014                                           453,550
                                     1,925,000  Ply Gem Industries, Inc., 9% due 2/15/2012                                1,583,313
                                     2,550,000  Standard-Pacific Corp., 9.25% due 4/15/2012                               2,588,250
                                     1,600,000  Texas Industries, Inc., 7.25% due 7/15/2013                               1,616,000
                                                                                                                     --------------
                                                                                                                         25,551,490
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 5.9%          970,000  Compagnie Generale de Geophysique SA, 7.50% due 5/15/2015                   972,425
                                     2,792,000  Cypress Semiconductor Corp., 1.25% due 6/15/2008 (h)                      3,542,350
                                     5,445,000  Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (a)(f)               5,445,000
                                       790,000  Freescale Semiconductor, Inc., 9.244% due 12/15/2014 (a)(c)                 787,037
                                     1,045,000  Freescale Semiconductor, Inc., 10.125% due 12/15/2016 (a)                 1,056,756
                                     2,050,000  MagnaChip Semiconductor SA, 8.579% due 12/15/2011 (c)                     1,824,500
                                     3,450,000  Sungard Data Systems, Inc., 9.125% due 8/15/2013                          3,618,188
                                     3,050,000  Sungard Data Systems, Inc., 9.973% due 8/15/2013 (c)                      3,168,188
                                     1,625,000  Sungard Data Systems, Inc., 10.25% due 8/15/2015 (a)                      1,722,500
                                       650,000  Telcordia Technologies, Inc., 10% due 3/15/2013 (a)                         559,000
                                     2,100,000  UGS Capital Corp. II, 10.348% due 6/01/2011 (a)(f)                        2,215,500
                                     2,225,000  UGS Corp., 10% due 6/01/2012                                              2,425,250
                                     2,465,000  Viasystems, Inc., 10.50% due 1/15/2011                                    2,465,000
                                                                                                                     --------------
                                                                                                                         29,801,694
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 1.4%                       2,425,000  FelCor Lodging LP, 8.50% due 6/01/2011                                    2,582,625
                                     3,175,000  Host Marriott LP, 6.75% due 6/01/2016                                     3,186,906
                                       550,000  Travelport, Inc., 9.875% due 9/01/2014 (a)                                  543,125
                                       395,000  Travelport, Inc., 9.994% due 9/01/2014 (a)(c)                               383,150
                                       400,000  Travelport, Inc., 11.875% due 9/01/2016 (a)                                 393,000
                                                                                                                     --------------
                                                                                                                          7,088,806
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 2.3%                 2,050,000  AGY Holding Corp., 11% due 11/15/2014 (a)                                 2,050,000
                                     3,500,000  CPI Holdco, Inc., 11.298% due 2/01/2015 (c)                               3,596,250
                                     2,670,000  NXP B.V., 9.50% due 10/15/2015 (a)                                        2,740,088
                                     3,435,000  Trimas Corp., 9.875% due 6/15/2012                                        3,297,600
                                                                                                                     --------------
                                                                                                                         11,683,938
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 2.0%                 3,250,000  Foundation PA Coal Co., 7.25% due 8/01/2014                               3,258,125
                                     3,775,000  Indalex Holding Corp., 11.50% due 2/01/2014 (a)                           3,935,437
                                     3,175,000  Novelis, Inc., 8.25% due 2/15/2015 (a)                                    3,048,000
                                                                                                                     --------------
                                                                                                                         10,241,562
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 3.1%                     1,235,000  Berry Plastics Holding Corp., 8.875% due 9/15/2014 (a)                    1,245,806
                                     3,015,000  Berry Plastics Holding Corp., 9.235% due 9/15/2014 (a)(c)                 3,041,381
                                     3,475,000  Graham Packing Co., Inc., 9.875% due 10/15/2014                           3,440,250
                                     4,175,000  Owens-Brockway, 8.875% due 2/15/2009                                      4,279,375
                                     1,575,000  Owens-Brockway, 8.25% due 5/15/2013                                       1,622,250
                                     2,165,000  Packaging Dynamics Finance Corp., 10% due 5/01/2016 (a)                   2,175,825
                                                                                                                     --------------
                                                                                                                         15,804,887
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 8.3%                         3,200,000  Abitibi-Consolidated, Inc., 8.86% due 6/15/2011 (c)                       3,040,000
                                     1,145,000  Abitibi-Consolidated, Inc., 6% due 6/20/2013                                910,275
                                     1,575,000  Ainsworth Lumber Co. Ltd., 9.117% due 10/01/2010 (c)                      1,330,875
                                     3,175,000  Boise Cascade LLC, 8.249% due 10/15/2012 (c)                              3,182,937
                                       570,000  Bowater Canada Finance, 7.95% due 11/15/2011                                547,200
                                     4,475,000  Bowater, Inc., 8.36% due 3/15/2010 (c)                                    4,519,750
                                     5,075,000  Domtar, Inc., 7.125% due 8/15/2015                                        4,859,312
                                     1,675,000  Graphic Packaging International Corp., 8.50% due 8/15/2011                1,725,250

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

                                          Face
                                        Amount  Corporate Bonds                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                  $  2,200,000  Graphic Packaging International Corp., 9.50% due 8/15/2013           $    2,266,000
                                     2,400,000  NewPage Corp., 11.739% due 5/01/2012 (c)                                  2,598,000
                                     1,600,000  NewPage Corp., 12% due 5/01/2013                                          1,688,000
                                     5,400,000  Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                    5,454,000
                                     3,175,000  Rock-Tenn Co., 8.20% due 8/15/2011                                        3,325,813
                                     4,150,000  Smurfit Kappa Funding Plc, 9.625% due 10/01/2012                          4,388,625
                                       540,000  Smurfit-Stone Container Enterprises, Inc., 9.75% due 2/01/2011              557,550
                                     1,525,000  Verso Paper Holdings LLC, 9.125% due 8/01/2014 (a)                        1,586,000
                                       310,000  Verso Paper Holdings LLC, 11.375% due 8/01/2016 (a)                         322,400
                                                                                                                     --------------
                                                                                                                         42,301,987
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 2.8%                        4,150,000  Jean Coutu Group, Inc., 8.50% due 8/01/2014                               4,150,000
                                     2,650,000  Michaels Stores, Inc., 10% due 11/01/2014 (a)                             2,706,313
                                     3,350,000  Michaels Stores, Inc., 11.375% due 11/01/2016 (a)                         3,433,750
                                     2,225,000  Neiman-Marcus Group, Inc., 9% due 10/15/2015                              2,411,344
                                     1,575,000  Neiman-Marcus Group, Inc., 10.375% due 10/15/2015                         1,742,344
                                                                                                                     --------------
                                                                                                                         14,443,751
-----------------------------------------------------------------------------------------------------------------------------------
Service - 7.2%                       3,175,000  Ashtead Capital, Inc., 9% due 8/15/2016 (a)                               3,397,250
                                       950,000  Avis Budget Car Rental LLC, 7.625% due 5/15/2014 (a)                        917,937
                                     4,450,000  Avis Budget Car Rental LLC, 7.905% due 5/15/2014 (a)(c)                   4,283,125
                                     4,775,000  Corrections Corp. of America, 7.50% due 5/01/2011                         4,906,312
                                     2,825,000  Dycom Industries, Inc., 8.125% due 10/15/2015                             2,923,875
                                     1,875,000  MSW Energy Holdings LLC, 8.50% due 9/01/2010                              1,950,000
                                       750,000  MSW Energy Holdings II LLC, 7.375% due 9/01/2010                            765,000
                                     2,350,000  Mac-Gray Corp., 7.625% due 8/15/2015                                      2,385,250
                                     4,775,000  Service Corp. International, 7% due 6/15/2017                             4,751,125
                                     5,400,000  United Rentals North America, Inc., 7.75% due 11/15/2013                  5,400,000
                                     4,775,000  Waste Services, Inc., 9.50% due 4/15/2014                                 4,966,000
                                                                                                                     --------------
                                                                                                                         36,645,874
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.8%                         3,175,000  Chaparral Steel Co., 10% due 7/15/2013                                    3,532,187
                                       700,000  Ucar Finance, Inc., 10.25% due 2/15/2012                                    738,500
                                                                                                                     --------------
                                                                                                                          4,270,687
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 5.5%            2,226,000  ADC Telecommunications, Inc., 1% due 6/15/2008 (h)                        2,086,875
                                     1,025,000  ADC Telecommunications, Inc., 5.795% due 6/15/2013 (c)(h)                   968,625
                                     3,175,000  Inmarsat Finance Plc, 7.625% due 6/30/2012                                3,282,156
                                     4,900,000  LCI International, Inc., 7.25% due 6/15/2007                              4,906,125
                                     3,800,000  Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (a)               4,018,500
                                     3,045,000  Nortel Networks Ltd., 9.624% due 7/15/2011 (a)(c)                         3,159,188
                                       650,000  Qwest Communications International, Inc., 7.50% due 2/15/2014               669,500
                                     2,300,000  Qwest Corp., 8.579% due 6/15/2013 (c)                                     2,492,625
                                       875,000  Qwest Corp., 7.625% due 6/15/2015                                           934,063
                                     4,800,000  Windstream Corp., 8.125% due 8/01/2013 (a)                                5,196,000
                                                                                                                     --------------
                                                                                                                         27,713,657
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.0%                  590,000  Britannia Bulk Plc, 11% due 12/01/2011 (a)                                  555,573
                                     2,225,000  OMI Corp., 7.625% due 12/01/2013                                          2,272,281
                                     2,250,000  Teekay Shipping Corp., 8.875% due 7/15/2011                               2,421,563
                                                                                                                     --------------
                                                                                                                          5,249,417
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 9.4%                       4,000,000  The AES Corp., 9.375% due 9/15/2010                                       4,350,000
                                       100,000  The AES Corp., 8.75% due 5/15/2013 (a)                                      107,000
                                     2,124,000  Centerpoint Energy, Inc. Series B, 3.75% due 5/15/2023 (h)                3,055,905
                                       860,000  Conexant Systems, Inc., 9.124% due 11/15/2010 (a)(c)                        869,675
                                       450,000  Dynegy Holdings, Inc., 8.375% due 5/01/2016                                 468,000
                                     4,128,000  ESI Tractebel Acquisition Corp. Series B, 7.99% due 12/30/2011            4,268,521

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

                                          Face
                                        Amount  Corporate Bonds                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                  $  2,975,000  Edison Mission Energy, 7.50% due 6/15/2013                           $    3,086,562
                                     2,825,000  El Paso Performance-Linked Trust, 7.75% due 7/15/2011 (a)                 2,923,875
                                     4,125,000  Mirant North America LLC, 7.375% due 12/31/2013                           4,176,563
                                     2,550,000  NRG Energy, Inc., 7.25% due 2/01/2014                                     2,550,000
                                     2,350,000  NRG Energy, Inc., 7.375% due 2/01/2016                                    2,350,000
                                       622,000  Nevada Power Co., 9% due 8/15/2013                                          675,085
                                     2,400,000  Nevada Power Co., Series A, 8.25% due 6/01/2011                           2,648,750
                                     6,050,000  Reliant Energy, Inc., 9.50% due 7/15/2013                                 6,435,688
                                     3,825,000  Sierra Pacific Power Co. Series A, 8% due 6/01/2008                       3,949,125
                                       775,000  Sierra Pacific Resources, 8.625% due 3/15/2014                              836,871
                                     1,650,000  Southern Natural Gas Co., 8.875% due 3/15/2010                            1,734,353
                                     3,295,278  Tenaska Alabama Partners LP, 7% due 6/30/2021 (a)                         3,272,063
                                                                                                                     --------------
                                                                                                                         47,758,036
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 5.6%       2,675,000  Centennial Cellular Operating Co. LLC, 10.125% due 6/15/2013              2,875,625
                                     2,145,000  Cricket Communications, Inc., 9.375% due 11/01/2014 (a)                   2,193,262
                                     1,900,000  Dobson Communications Corp., 9.624% due 10/15/2012 (c)                    1,935,625
                                     3,800,000  IWO Holdings, Inc., 9.124% due 1/15/2012 (c)                              3,876,000
                                     1,405,000  MetroPCS Wireless, Inc., 9.25% due 11/01/2014 (a)                         1,427,831
                                     1,875,000  Rogers Wireless Communications, Inc., 8.454% due 12/15/2010 (c)           1,912,500
                                       250,000  Rogers Wireless Communications, Inc., 8% due 12/15/2012                     265,000
                                     5,250,000  Rogers Wireless Communications, Inc., 6.375% due 3/01/2014                5,269,688
                                     4,075,000  Rural Cellular Corp., 8.25% due 3/15/2012                                 4,227,813
                                       520,000  West Corp., 9.50% due 10/15/2014 (a)                                        515,450
                                     3,870,000  West Corp., 11% due 10/15/2016 (a)                                        3,845,813
                                                                                                                     --------------
                                                                                                                         28,344,607
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Corporate Bonds
                                                (Cost - $656,909,679) - 130.6%                                          664,613,362
-----------------------------------------------------------------------------------------------------------------------------------
                                                Floating Rate Loan Interests (k)
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 1.6%                  8,400,000  Century Cable Holdings LLC Discretionary Term Loan, 10.25%
                                                due 12/31/2009                                                            8,184,750
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.8%                     4,870,000  Wellman, Inc. Second Lien Term Loan, 12.121% due 2/10/2010                4,139,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Floating Rate Loan Interests
                                                (Cost - $12,801,580) - 2.4%                                              12,324,250
-----------------------------------------------------------------------------------------------------------------------------------

                                                Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
Government - Foreign - 1.2%          4,800,000  Brazilian Government International Bond, 11% due 8/17/2040                6,384,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Foreign Government Obligations
                                                (Cost - $6,074,390) - 1.2%                                                6,384,000
-----------------------------------------------------------------------------------------------------------------------------------

                                        Shares
                                          Held  Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.8%                    133,742  Loral Space & Communications Ltd. (g)                                     4,109,892
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.5%                   116,910  Medis Technologies Ltd. (g)                                               2,361,582
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                            78,039  Western Forest Products, Inc. (g)                                           112,748
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Common Stocks
                                                (Cost - $6,714,108) - 1.3%                                                6,584,222
-----------------------------------------------------------------------------------------------------------------------------------

                                                Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                          Face
                                        Amount  Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 1.2%                $  5,975,000  Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008             6,124,375
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Capital Trusts
                                                (Cost - $6,090,290) - 1.2%                                                6,124,375
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

                                        Shares
                                          Held  Preferred Stocks                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.4%                      9,781  Loral Spacecom Corp. Series A, 12% (f)                               $    1,985,543
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Preferred Stocks
                                                (Cost - $1,931,430) - 0.4%                                                1,985,543
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Preferred Securities (Cost - $8,021,720) - 1.6%                     8,109,918
-----------------------------------------------------------------------------------------------------------------------------------

                                                Warrants (d)
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                      54,577  HealthSouth Corp. (expires 1/16/2014)                                        43,662
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Warrants (Cost - $0) - 0.0%                                            43,662
-----------------------------------------------------------------------------------------------------------------------------------

                                    Beneficial
                                      Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                  $ 23,308,588  BlackRock Liquidity Series, LLC
                                                  Cash Sweep Series I, 5.26% (e)(i)                                      23,308,588
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Short-Term Securities
                                                (Cost - $23,308,588) - 4.6%                                              23,308,588
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments (Cost - $713,830,065*) - 141.7%                       721,368,002

                                                Liabilities in Excess of Other Assets - (41.7%)                        (212,304,445)
                                                                                                                     --------------
                                                Net Assets - 100.0%                                                  $  509,063,557
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 714,564,920
                                                                  =============
      Gross unrealized appreciation                               $  15,912,928
      Gross unrealized depreciation                                  (9,109,846)
                                                                  -------------
      Net unrealized appreciation                                 $   6,803,082
                                                                  =============

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(c)   Floating rate security.
(d) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(e)   Represents the current yield as of November 30, 2006.
(f) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(g)   Non-income producing security.
(h)   Convertible security.
(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net           Interest
      Affiliate                                        Activity          Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series I                          $ 23,241,147       $200,207
      --------------------------------------------------------------------------

(j) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.
(k) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
(l) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

o     Swaps outstanding as of November 30, 2006 were as follows:

      --------------------------------------------------------------------------
                                                        Notional     Unrealized
                                                         Amount     Appreciation
      --------------------------------------------------------------------------
      Sold credit default protection on General
      Motors Acceptance Corp. and receive 3.50%

      Broker, JPMorgan Chase
      Expires March 2007                              $ 1,250,000   $     12,369

      Sold credit default protection on General
      Motors Acceptance Corp. and receive 4.50%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires March 2007                              $ 1,250,000         16,161

      Sold credit default protection on General
      Motors Corp. and receive 4.40%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2007                               $   625,000         11,143

      Sold credit default protection on General
      Motors Corp. and receive 8.00%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2007                               $   625,000         23,501
      --------------------------------------------------------------------------
      Total                                                         $     63,174
                                                                    ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund VI, Inc.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Corporate High Yield Fund VI, Inc.

Date: January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Corporate High Yield Fund VI, Inc.

Date: January 23, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Corporate High Yield Fund VI, Inc.

Date: January 23, 2006